GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets Subject to Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 15,242	$ 15,576
Accumulated amortization	(9,137)	(8,092)
Total finite intangible assets, net	6,105	7,483
Total other intangible assets, net	6,105	7,483
Operating segments | Aerospace
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total other intangible assets, net	4,748	5,019
Operating segments | Renewable Energy
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total other intangible assets, net	183	229
Operating segments | Power
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total other intangible assets, net	958	1,965
Corporate
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total other intangible assets, net	216	271
Customer-related
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,991	6,153
Accumulated amortization	(3,453)	(3,058)
Total finite intangible assets, net	$ 2,538	3,095
Customer-related | Minimum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	3 years
Customer-related | Maximum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	15 years
Patents and technology
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 5,888	6,047
Accumulated amortization	(3,202)	(2,651)
Total finite intangible assets, net	$ 2,686	3,396
Patents and technology | Minimum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	5 years
Patents and technology | Maximum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	15 years
Capitalized software
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,979	2,981
Accumulated amortization	(2,186)	(2,105)
Total finite intangible assets, net	$ 793	876
Capitalized software | Minimum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	3 years
Capitalized software | Maximum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	10 years
Trademarks & other
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 384	395
Accumulated amortization	(295)	(278)
Total finite intangible assets, net	$ 88	$ 117
Trademarks & other | Minimum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	2 years
Trademarks & other | Maximum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	50 years